Segmentation - Summary of the Reconciles to Loss Before Income Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Adjusted EBITDA	€ 3,558	€ (11,442)	€ (28,553)
Share-based payment expenses	(291,837)	(7,100)	0
Transaction costs	(6,145)	0	0
Bonus payments to consultants	(600)	0	0
Restructuring costs	(53)	(3,804)	0
Fair value gains/(losses) on derivatives (purchase options)	2,900	0	0
Depreciation, impairments and reversal of impairments of property, plant and equipment	(5,596)	(4,775)	(4,678)
Depreciation and impairments of right-of-use assets	(3,408)	(1,805)	(1,312)
Amortization and impairments of intangible assets	(2,720)	(3,737)	(2,338)
Finance costs	(15,419)	(11,282)	(5,947)
Loss before income tax	€ (319,320)	€ (43,945)	€ (42,828)